Consolidated income statements $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares
Statement [line items]
Net sales to third parties from continuing operations	$ 49,414
Sales to discontinued segments	26
Net sales from continuing operations	49,440
Other revenues	947
Cost of goods sold	(17,404)
Gross profit from continuing operations	32,983
Marketing and Sales	(11,772)
Research and Development	(8,935)
General and Administration	(2,475)
Other income	2,049
Other expense	(2,873)
Operating income from continuing operations	8,977
Income from associated companies	266
Interest expense	(655)
Other financial income and expense	(454)
Income before taxes from continuing operations	8,134
Taxes	(1,106)
Net income from continuing operations	7,028
Net income/loss from discontinued operations	10,766
Net income	17,794
Attributable to
Shareholders of Novartis AG	17,783
Non-controlling interests	$ 11
Basic earnings per share [abstract]
Basic earnings per share, Continuing operations | $ / shares	$ 2.92
Basic earnings per share, Discontinued operations | $ / shares	4.48
Total basic earnings per share | $ / shares	7.40
Diluted earnings per share [abstract]
Diluted earnings per share, Continuing operations | $ / shares	2.88
Diluted earnings per share, Discontinued operations | $ / shares	4.41
Total diluted earnings per share | $ / shares	$ 7.29